Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31, 2021 $	December 31, 2020 $

Cash	137,714	148,070

Short-term bank deposits	372,893	-

	510,607	148,070